Initial Public Offering (Details) - USD ($)	1 Months Ended
	Aug. 19, 2021	Aug. 17, 2021	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares)			3,200,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares)		15,000,000
Price per share		$ 10
Generating gross proceeds (in Dollars)		$ 150,000,000
Initial business combination, term		5 years
Purchase of additional units (in Shares)		2,250,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Price per share	$ 10
Additional gross proceeds (in Dollars)	$ 22,500,000
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Warrant price per share		$ 11.5